UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2017 – November 30, 2017

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 50.8%
Communications - 1.4%
22,900	AT&T, Inc.	$833,102
16,900	Verizon Communications, Inc.	860,041
		1,693,143
Consumer Discretionary - 5.5%
700	Amazon.com, Inc.(a)(b)	823,725
33,000	Comcast Corp., Class A(c)	1,238,820
2,600	McDonald's Corp.	447,122
13,800	NIKE, Inc., Class B	833,796
9,300	The Home Depot, Inc.(b)	1,672,326
11,100	The Walt Disney Co.	1,163,502
6,000	Time Warner, Inc.(b)(c)	549,060
		6,728,351
Consumer Staples - 5.7%
11,600	Altria Group, Inc.	786,828
6,600	Anheuser-Busch InBev SA/ NV, ADR(b)	755,634
1,200	Costco Wholesale Corp.	221,316
13,700	CVS Health Corp.	1,049,420
9,800	Diageo PLC, ADR(b)	1,357,006
24,200	Mondelez International, Inc., Class A(b)	1,039,148
9,300	PepsiCo., Inc.	1,083,636
5,000	The Procter & Gamble Co.(b)	449,950
3,000	Wal-Mart Stores, Inc.	291,690
		7,034,628
Energy - 4.3%
6,000	Chevron Corp.	713,940
5,700	EOG Resources, Inc.(b)	583,224
10,500	Exxon Mobil Corp.	874,545
57,500	Kinder Morgan, Inc.	990,725
12,000	Marathon Petroleum Corp.(b)	751,560
8,800	Occidental Petroleum Corp.(b)	620,400
12,900	Schlumberger, Ltd.	810,765
		5,345,159
Financials - 7.5%
49,000	Bank of America Corp.(b)	1,380,330
3,900	Berkshire Hathaway, Inc., Class B(a)(b)	752,739
8,200	Chubb, Ltd.	1,247,302
13,200	Citigroup, Inc.(b)(c)	996,600
11,900	JPMorgan Chase & Co.(b)	1,243,788
14,000	MetLife, Inc.(b)	751,520
10,500	The Charles Schwab Corp.	512,295
15,800	U.S. Bancorp	871,370
27,400	Wells Fargo & Co.	1,547,278
		9,303,222
Health Care - 6.5%
19,200	Abbott Laboratories(b)	1,082,304
4,500	AbbVie, Inc.(c)	436,140
6,500	Amgen, Inc.	1,141,790
10,600	Bristol-Myers Squibb Co.	669,814
9,100	Johnson & Johnson(b)	1,267,903
10,025	Medtronic PLC	823,353
9,300	Merck & Co., Inc.(b)	514,011

Shares	Security Description	Value
Health Care - 6.5% (continued)
19,900	Pfizer, Inc.	$721,574
6,200	UnitedHealth Group, Inc.(b)	1,414,654
		8,071,543
Industrials - 5.3%
62,200	General Electric Co.(c)	1,137,638
8,500	Honeywell International, Inc.(b)	1,325,660
9,100	Raytheon Co.(b)	1,739,465
3,300	The Boeing Co.(b)	913,440
2,400	Union Pacific Corp.	303,600
7,200	United Parcel Service, Inc., Class B(b)	874,440
2,100	United Technologies Corp.	255,045
		6,549,288
Information Technology - 11.4%
600	Alphabet, Inc., Class A(a)(b)	621,702
12,400	Apple, Inc.(b)	2,130,940
2,400	Broadcom, Ltd.(b)	667,056
32,600	Cisco Systems, Inc.(b)	1,215,980
7,000	Facebook, Inc., Class A(a)(b)	1,240,260
20,600	Intel Corp.(b)	923,704
27,000	Microsoft Corp.(b)	2,272,590
23,800	Oracle Corp.(b)	1,167,628
20,600	QUALCOMM, Inc.(b)	1,366,604
14,400	Visa, Inc., Class A(b)	1,621,296
11,200	Xilinx, Inc.	778,512
		14,006,272
Materials - 1.0%
17,300	DowDuPont, Inc.(b)	1,244,908

Real Estate - 0.9%
1,800	American Tower Corp. REIT(b)	259,074
24,000	Weyerhaeuser Co. REIT	849,120
		1,108,194
Utilities - 1.3%
10,000	NextEra Energy, Inc.(b)	1,580,400

Total Common Stock
(Cost $55,298,619)		62,665,108

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 34.7%
U.S. Treasury Securities - 34.7%
$2,590,000	U.S. Treasury Bill (d)	0.83%	12/07/17	2,589,583
2,670,000	U.S. Treasury Bill (d)	0.84	01/04/18	2,667,232
2,710,000	U.S. Treasury Bill (d)	0.84	02/01/18	2,704,738
2,710,000	U.S. Treasury Bill (d)	0.91	03/01/18	2,701,574

MAI MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2017

Principal	Security Description	Rate	Maturity	Value
U.S. Treasury Securities - 34.7% (continued)
$2,700,000	U.S. Treasury Bill (d)	1.01%	03/29/18	$2,688,694
5,844,000	U.S. Treasury Bill (d)	1.10 - 1.11	04/26/18	5,813,722
5,880,000	U.S. Treasury Bill (d)	1.19 - 1.20	06/21/18	5,833,892
6,000,000	U.S. Treasury Bill (d)	1.19 - 1.21	08/16/18	5,935,930
6,050,000	U.S. Treasury Bill (d)	1.28	09/13/18	5,977,664
3,000,000	U.S. Treasury Bill (d)	1.41	10/11/18	2,959,213
3,000,000	U.S. Treasury Bill (d)	1.50	11/08/18	2,955,291
				42,827,533
Total U.S. Government & Agency Obligations
(Cost $42,877,570)				42,827,533

Shares	Security Description	Value
Money Market Fund - 15.8%
19,412,912	Fidelity Investments Money Market Government Portfolio, Class I, 0.97%(e)(f)
	(Cost $19,412,912)	19,412,912
Investments, at value - 101.3%
(Cost $117,589,101)		$124,905,553
Total Written Options - (1.1)%
(Premiums Received $(1,262,119))		(1,392,248)
Other Assets & Liabilities, Net - (0.2)%		(203,340)
Net Assets - 100.0%		$123,309,965

MAI MANAGED VOLATILITY FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Written Options - (1.1)%
Call Options Written - (0.9)%
(44)	Abbott Laboratories	$55.00	12/17	$248,028	$(7,568)
(45)	Abbott Laboratories	55.00	12/17	253,665	(8,280)
(6)	Alphabet, Inc., Class A	1030.00	12/17	621,702	(11,310)
(3)	Amazon.com, Inc.	1055.00	12/17	353,025	(36,750)
(18)	American Tower Corp. REIT	145.00	01/18	259,074	(5,760)
(46)	Anheuser-Busch InBev SA/NV, ADR	130.00	12/17	526,654	(46)
(29)	Apple, Inc.	175.00	12/17	498,365	(5,597)
(18)	Apple, Inc.	170.00	01/18	309,330	(11,070)
(121)	Bank of America Corp.	28.00	01/18	340,857	(14,641)
(21)	Berkshire Hathaway, Inc., Class B	190.00	01/18	405,321	(13,125)
(18)	Berkshire Hathaway, Inc., Class B	185.00	01/18	347,418	(17,622)
(15)	Broadcom, Ltd.	250.00	12/17	416,910	(44,340)
(120)	CBOE S&P 500 Mini Index	261.00	01/18	3,177,120	(74,040)
(91)	CBOE S&P 500 Mini Index	265.00	01/18	2,409,316	(34,580)
(59)	CBOE S&P 500 Mini Index	260.00	01/18	1,562,084	(43,955)
(211)	CBOE S&P 500 Mini Index	265.00	02/18	5,586,436	(92,840)
(61)	CBOE S&P 500 Mini Index	264.00	02/18	1,615,036	(30,591)
(257)	CBOE S&P 500 Mini Index	265.00	02/18	6,804,332	(126,187)
(197)	CBOE S&P 500 Mini Index	268.00	03/18	5,215,772	(76,633)
(76)	Cisco Systems, Inc.	35.00	12/17	283,480	(18,316)
(45)	Citigroup, Inc.	75.00	12/17	339,750	(7,605)
(30)	Diageo PLC, ADR	135.00	12/17	415,410	(12,300)
(31)	Diageo PLC, ADR	140.00	01/18	429,257	(7,223)
(30)	DowDuPont, Inc.	72.50	12/17	215,880	(2,520)
(30)	DowDuPont, Inc.	72.50	12/17	215,880	(3,150)
(27)	EOG Resources, Inc.	100.00	01/18	276,264	(12,366)
(28)	Facebook, Inc., Class A	180.00	01/18	496,104	(13,440)
(18)	Honeywell International, Inc.	145.00	12/17	280,728	(21,402)
(45)	Intel Corp.	46.50	12/17	201,780	(1,350)
(31)	Intel Corp.	48.00	01/18	139,004	(961)
(24)	Johnson & Johnson	145.00	12/17	334,392	(252)
(21)	JPMorgan Chase & Co.	95.00	12/17	219,492	(20,979)
(42)	JPMorgan Chase & Co.	100.00	01/18	438,984	(25,326)
(45)	Marathon Petroleum Corp.	62.50	12/17	281,835	(6,188)
(30)	Merck & Co., Inc.	55.00	12/17	165,810	(2,640)
(21)	Merck & Co., Inc.	57.50	01/18	116,067	(903)
(30)	MetLife, Inc.	55.00	12/17	161,040	(1,440)
(106)	Microsoft Corp.	85.00	12/17	892,202	(8,374)
(24)	Microsoft Corp.	85.00	01/18	202,008	(3,936)
(60)	Mondelez International, Inc., Class A	42.00	12/17	257,640	(7,320)
(75)	NextEra Energy, Inc.	155.00	12/17	1,185,300	(30,450)
(30)	Occidental Petroleum Corp.	67.50	01/18	211,500	(10,200)
(34)	Oracle Corp.	52.50	12/17	166,804	(850)
(1)	QUALCOMM, Inc.	57.50	12/17	6,634	(934)
(32)	Raytheon Co.	185.00	12/17	611,680	(21,376)
(15)	The Boeing Co.	270.00	01/18	415,200	(17,055)
(18)	The Boeing Co.	260.00	01/18	498,240	(34,866)
(21)	The Home Depot, Inc.	175.00	12/17	377,622	(13,860)
(29)	The Procter & Gamble Co.	95.00	12/17	260,971	(87)
(24)	Time Warner, Inc.	90.00	01/18	219,624	(7,200)
(10)	United Parcel Service, Inc., Class B	120.00	12/17	121,450	(2,700)
(30)	UnitedHealth Group, Inc.	220.00	12/17	684,510	(32,175)
(16)	UnitedHealth Group, Inc.	220.00	01/18	365,072	(19,520)
(16)	UnitedHealth Group, Inc.	210.00	01/18	365,072	(32,960)
(59)	Visa, Inc.	112.00	12/17	664,281	(12,213)

MAI MANAGED VOLATILITY FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2017

Contracts	Security Description	Strike Price	Exp. Date	Notional Contract Value	Value
Call Options Written - (0.9)% (continued)
(25)	Visa, Inc.	$110.00	01/18	$281,475	$(10,000)
Total Call Options Written
(Premiums Received $(671,996))					(1,079,372)
Put Options Written - (0.2)%
(24)	AbbVie, Inc.	92.00	12/17	220,800	(24)
(24)	Allergan PLC	185.00	01/18	444,000	(33,600)
(61)	CBOE S&P 500 Mini Index	247.00	12/17	1,506,700	(61)
(60)	CBOE S&P 500 Mini Index	249.00	12/17	1,494,000	(1,170)
(76)	CBOE S&P 500 Mini Index	247.00	12/17	1,877,200	(912)
(45)	CBOE S&P 500 Mini Index	243.00	12/17	1,093,500	(653)
(150)	CBOE S&P 500 Mini Index	241.00	12/17	3,615,000	(2,100)
(60)	CBOE S&P 500 Mini Index	250.00	12/17	1,500,000	(2,490)
(213)	CBOE S&P 500 Mini Index	245.00	12/17	5,218,500	(5,325)
(151)	CBOE S&P 500 Mini Index	251.00	01/18	3,790,100	(15,024)
(151)	CBOE S&P 500 Mini Index	250.00	01/18	3,775,000	(12,080)
(151)	CBOE S&P 500 Mini Index	249.00	01/18	3,759,900	(12,684)
(60)	CBOE S&P 500 Mini Index	248.00	01/18	1,488,000	(4,650)
(60)	CBOE S&P 500 Mini Index	247.00	01/18	1,482,000	(4,290)
(60)	CBOE S&P 500 Mini Index	245.00	01/18	1,470,000	(3,690)
(60)	CBOE S&P 500 Mini Index	250.00	01/18	1,500,000	(7,680)
(256)	CBOE S&P 500 Mini Index	245.00	01/18	6,272,000	(23,552)
(61)	CBOE S&P 500 Mini Index	253.00	02/18	1,543,300	(12,810)
(166)	CBOE S&P 500 Mini Index	245.00	02/18	4,067,000	(19,422)
(61)	CBOE S&P 500 Mini Index	244.00	02/18	1,488,400	(7,625)
(92)	CBOE S&P 500 Mini Index	242.00	02/18	2,226,400	(10,120)
(61)	CBOE S&P 500 Mini Index	250.00	02/18	1,525,000	(12,841)
(76)	CBOE S&P 500 Mini Index	245.00	02/18	1,862,000	(12,160)
(61)	CBOE S&P 500 Mini Index	247.00	03/18	1,506,700	(14,060)
(24)	Citigroup, Inc.	70.00	12/17	168,000	(288)
(90)	Comcast Corp., Class A	35.50	12/17	319,500	(1,575)
(52)	General Electric Co.	23.00	12/17	119,600	(24,440)
(59)	General Electric Co.	22.00	01/18	129,800	(22,833)
(91)	General Electric Co.	21.00	01/18	191,100	(26,117)
(65)	General Electric Co.	20.00	01/18	130,000	(13,065)
(30)	Gilead Sciences, Inc.	75.00	12/17	225,000	(5,100)
(30)	Time Warner, Inc.	80.00	01/18	240,000	(435)
Total Put Options Written
(Premiums Received $(590,123))					(312,876)
Total Written Options - (1.1)%
(Premiums Received $(1,262,119))					$(1,392,248)

MAI MANAGED VOLATILITY FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2017

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Subject to put option written by the Fund.
(d)	Rate presented is yield to maturity.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2017.
(f)	All or a portion of this security is held as collateral for written options.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments at Value
Common Stock
Communications	$4,306,188	$–	$–	$4,306,188
Consumer Discretionary	5,576,882	–	–	5,576,882
Consumer Staples	7,327,323	–	–	7,327,323
Energy	5,345,159	–	–	5,345,159
Financials	9,562,296	–	–	9,562,296
Health Care	7,557,532	–	–	7,557,532
Industrials	6,549,288	–	–	6,549,288
Information Technology	12,766,012	–	–	12,766,012
Materials	1,244,908	–	–	1,244,908
Real Estate	849,120	–	–	849,120
Utilities	1,580,400	–	–	1,580,400
U.S. Government & Agency Obligations	–	42,827,533	–	42,827,533
Money Market Fund	–	19,412,912	–	19,412,912
Total Investments at Value	$62,665,108	$62,240,445	$–	$124,905,553
Total Assets	$62,665,108	$62,240,445	$–	$124,905,553

Liabilities
Other Financial Instruments*
Written Options	(976,957)	(415,291)	–	(1,392,248)
Total Liabilities	$(976,957)	$(415,291)	$–	$(1,392,248)

*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2017.

MAI MANAGED VOLATILITY FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
NOVEMBER 30, 2017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 16, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 16, 2018